ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Tables)	6 Months Ended
Jun. 30, 2015
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
Schedule of Balance sheet in accordance with IFRS
	As of June 30, 2015
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$372,111	$--	$372,111
Property and equipment, net	415,092	--	415,092
Long term assets	66,130	(7,718)	58,412
Total assets	$853,333	$(7,718)	$845,615
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$231,490	$2,836	$234,326
Long-term liabilities	321,554	2,889	324,443
Total liabilities	553,044	5,725	558,769
TOTAL EQUITY	300,289	(13,443)	286,846
Total liabilities and shareholders' equity	$853,333	$(7,718)	$845,615

Schedule of Profit and loss in accordance with IFRS
	Six months ended June 30, 2015
	US GAAP	Adjustments	IFRS
Profit (loss) before income tax and excluding other financing expense, net	$16,241	$(770)	$15,471
Other non cash financing expense, net	(91,867)	65,310	(26,557)
Profit (loss) before income tax benefit	(75,626)	64,540	(11,086)
Income tax benefit	8,426	--	8,426
Profit (loss) for the period	(67,200)	64,540	(2,660)
Net profit attributable to the non-controlling interest	1,923	--	1,923
Net profit (loss) attributable to the company	$(65,277)	$64,540	$(737)

Schedule of reconciliation of net loss from US GAAP to IFRS
	Six months ended June 30,
	2015	2014	2013
Net profit (loss) in accordance with US GAAP	$(65,277)	$23,075	$(46,038)
Financial Instruments	65,310	(2,345)	(436)
Pension plans	(600)	(757)	--
Termination Benefits	(170)	(6)	--
Net profit (loss) in accordance with IFRS	$(737)	$19,967	$(46,474)

Schedule of reconciliation of shareholders' equity from US GAAP to IFRS
	As of June 30,	As ofs December 31,
	2015	2014
Shareholders' equity in accordance with US GAAP	$300,289	$195,561
Financial Instruments	(7,820)	(54,656)
Termination Benefits	1,377	1,547
Goodwill	(7,000)	(7,000)
Shareholders' equity in accordance with IFRS	$286,846	$135,452

Schedule of reconciliation of goodwill from US GAAP to IFRS
	As of June 30,	As of December 31,
	2015	2014
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

Schedule of reconciliation of other assets from US GAAP to IFRS
	As of June 30,	As of December 31,
	2015	2014
Other assets in accordance with US GAAP	$7,410	$10,018
Financial Instruments	(718)	(3,412)
Other assets in accordance with IFRS	$6,692	$6,606

Schedule of reconciliation of short term bank debt and current maturities of loans and debentures from US GAAP to IFRS
	As of June 30,	As of December 31,
	2015	2014
Current maturities of loans and debentures in accordance with US GAAP	$40,558	$119,999
Financial Instruments	2,836	25,622
Current maturities of loans and debentures in accordance with IFRS	$43,394	$145,621

Schedule of reconciliation of long term debentures from US GAAP to IFRS
	As of June 30,	As of December 31,
	2015	2014
Long term debentures in accordance with US GAAP	$59,722	$107,311
Financial Instruments	4,266	25,622
Long term debentures in accordance with IFRS	$63,988	$132,933

Schedule of reconciliation of other long term liabilities from US GAAP to IFRS
	As of June 30,	As of December 31,
	2015	2014
Other long term liabilities in accordance with US GAAP	$9,897	$22,924
Termination Benefits	(1,377)	(1,547)
Other long-term liabilities in accordance with IFRS	$8,520	$21,377